Himax Technologies, Inc. (the Parent Company only) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash	$ 138,737	$ 106,164	$ 96,842	$ 110,924
Total assets	674,598	644,978
Current liabilities	242,117	245,360
Short-term debt	73,000	84,200
Total equity	428,158	395,058	406,976	424,072
Total liabilities and equity	674,598	644,978
Parent Company [Member]
Cash	1,075	584	375	77
Other current assets	835	1,146
Investment in non-marketable securities	1,600	1,600
Investments in subsidiaries	627,792	628,528
Total assets	631,302	631,858
Current liabilities	176	3,921
Short-term debt	54,000	65,200
Debt borrowing from a subsidiary	149,183	169,300
Total equity	427,516	393,437
Total liabilities and equity	$ 631,302	$ 631,858